Cover	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2021
Entity File Number	001-15204
Entity Registrant Name	KINGSWAY FINANCIAL SERVICES INC.
Entity Central Index Key	0001072627
Entity Tax Identification Number	85-1792291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Pierce Rd.
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	847
Local Phone Number	871-6408
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KFS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false